Note 12 - Financial Risk Management (Details Textual) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Cash	$ 5,005,346	$ 998,262
Current liabilities	$ 3,248,777	$ 3,389,320